Equity (Reclass and Changes in Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	$ (7,619)	$ (6,661)	$ (2,880)
Other comprehensive (loss) income before reclassifications, net	(1,679)	(4,113)
Amounts reclassified, pretax	1,089	499
Income Tax Expense (Benefit)	2,111	2,244	1,999
Foreign Currency Translation
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	(2,438)	(1,051)	170
Other comprehensive (loss) income before reclassifications, net	(1,429)	(1,228)
Amounts reclassified, pretax	42	7
Income Tax Expense (Benefit)	0	0
Defined Benefit Pension and Post-retirement Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	(5,135)	(5,709)	(3,267)
Other comprehensive (loss) income before reclassifications, net	32	(2,708)
Amounts reclassified, pretax	867	416
Income Tax Expense (Benefit)	(325)	(150)
Unrealized Gains (Losses) on Available-for-Sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	293	308	296
Other comprehensive (loss) income before reclassifications, net	16	28
Amounts reclassified, pretax	(54)	(20)
Income Tax Expense (Benefit)	23	4
Unrealized Hedging (Losses) Gains
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	(339)	(209)	$ (79)
Other comprehensive (loss) income before reclassifications, net	(298)	(205)
Amounts reclassified, pretax	234	96
Income Tax Expense (Benefit)	(66)	(21)
Accumulated Other Comprehensive (Loss) Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income Tax Expense (Benefit)	$ (368)	$ (167)